SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation Costs (Details)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Performance based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Employees and Non Employee Directors | SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Expiration period	10 years